Short-Term Loans	12 Months Ended
Dec. 31, 2012
Short-Term Loans
12.	SHORT-TERM LOANS

On June 25, 2012 and September 5, 2012, Techfaith BVI (a wholly owned subsidiary of the Group) obtained three loans of $5,350, $5,000 and $5,000 denominated in U.S. dollars from an independent third party (the “Lender”) to fund its investment in 17FOXSY. These loans are due on demand by the Lender after one year from the date the loan agreements or upon the bankruptcy of Techfaith BVI. These loans are non-interest bearing and uncollateralized.